CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,134,541)	¥ (7,349,331)	¥ (1,846,901)	¥ (187,289)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation expenses	17,122	110,915	52,048	22,735
Amortization of intangible assets	177	1,146
Allowance for doubtful debts	903	5,849	2,199	7,038
Impairment of long-term investments	6,086	39,425	0	0
Share-based compensation	738,111	4,781,334	265,924	58,170
Online marketing expenses for Baidu Zhixin Cooperation	5,739	37,178	699,983
Marketing services contributed by a related party			3,304	5,920
Imputed interest on loan due to a related party				2,050
Fair value change in warrant liability	61,439	397,987
Interest expense on long-term debt	7,584	49,127
Payment of Employee Consenting Equity Right Holder ("CERH") Fees	(90)	(583)	(2,980)	(9,982)
Equity in loss of affiliated companies	902	5,840	0	0
Changes in assets and liabilities
Restricted cash	(132,865)	(860,674)	(73,423)	(114,459)
Accounts receivable	(18,069)	(117,046)	(67,711)	(61,299)
Funds receivable	(46,569)	(301,665)	(171,962)	(210,284)
Due from related parties	(19,033)	(123,292)	(29,951)	(2,400)
Prepayments and other current assets	(163,567)	(1,059,551)	(193,630)	(21,233)
Deferred tax assets	(8,917)	(57,765)	(14,423)	(8,436)
Other non-current assets	(6,748)	(43,711)	(28,972)	(20,310)
Customer advances and deposits	3,392	21,970	94,313	95,598
Accounts payable	1,180	7,645	11,318	2,925
Due to related parties	28,003	181,395	1,813	4,292
Salaries and welfare payable	60,986	395,055	115,456	42,308
Income tax payable	(18,787)	(121,697)	17,057	4,598
Accrued expenses and other current liabilities	298,814	1,935,658	717,061	289,870
Non-current deferred tax liabilities	203	1,318
Non-current liabilities	2,879	18,649	13,753	40,269
Net cash used for operating activities	(315,666)	(2,044,824)	(435,724)	(59,919)
Cash flows from investing activities:
Acquisitions of property and equipment	(30,829)	(199,707)	(160,786)	(39,314)
Acquisition of intangible assets	(131)	(849)	(2,849)
Payments to purchase short-term investments	(92,538)	(599,441)	(242,901)	(671,165)
Proceeds from maturity of short-term investments	40,130	259,952	740,551	185,741
Payments for long-term investments	(99,731)	(646,039)	(103,175)
Acquisition of business, net of cash acquired	(1,777)	(11,510)
Net cash (used for) provided by investing activities	(184,876)	(1,197,594)	230,840	(524,738)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				354,586
Proceeds from issuance of ordinary shares previously subject to escrow				17,298
Proceeds from exercise of share options	32,553	210,872	15,001	1,474
Loans from related parties	273,828	1,773,800		150,000
Repayment of loans due to related parties				(200,000)
Loans to related parties	(100,324)	(649,880)		(68,886)
Proceeds from repayment of loans due from related parties				98,975
Distribution				(4,638)
Proceeds from noncontrolling interests	463	3,000
Proceeds from short-term loan	99,339	643,500
Restricted cash pledged for short-term loan	(100,343)	(650,000)
Proceeds from issuance of long-term debt	479,067	3,103,303
Payment for ordinary share issuance cost	(1,694)	(10,974)		(18,960)
Payment for debt issuance cost	(8,115)	(52,566)
Net cash provided by financing activities	974,737	6,314,159	15,001	1,432,081
Effect of exchange rate changes on cash and cash equivalents	35,651	230,937	22,726	(15,806)
Net increase (decrease) in cash and cash equivalents	509,846	3,302,678	(167,157)	831,618
Cash and cash equivalents at beginning of the year	125,501	812,972	980,129	148,511
Cash and cash equivalents at end of the year	635,347	4,115,650	812,972	980,129
Supplemental cash flow disclosures:
Income taxes paid	619	4,010	4,319	8,852
Acquisitions of equipment included in accounts payable	217	1,407	¥ 3,408	122
Interests paid	5,405	35,013
Class B ordinary shares
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	$ 299,963	¥ 1,943,104		¥ 1,102,232